CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, participation by the Office of the Chief Scientist	$ 1,470	$ 1,679	$ 2,155